COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

13.	COMMITMENTS AND CONTINGENCIES

Leases

ASC 842, “Leases”, requires that a lessee recognize the assets and liabilities that arise from operating leases, A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transaction, lessees and lessors are required to recognize and measure leases at either the effective date (the “effective date method”) or the beginning of the earliest period presented (the “comparative method”) using a modified retrospective approach. Under the effective date method, the Company’s comparative period reporting is unchanged. In contrast, under the comparative method, the Company’s date of initial application is the beginning of the earliest comparative period presented, and the Topic 842 transition guidance is then applied to all comparative periods presented. Further, under either transition method, the standard includes certain practical expedients intended to ease the burden of adoption. The Company adopted ASC 842, January 1, 2020, using the effective date method and elected certain practical expedients allowing the Company not to reassess:

•	whether expired or existing contracts contain leases under the new definition of a lease;

•	lease classification for expired or existing leases; and

•	whether previously capitalized initial direct costs would qualify for capitalization under Topic 842.

The Company also made the accounting policy decision not to recognize lease assets and liabilities for leases with a term of 12 months or less.

The Company leases eleven medical facilities and one vehicle as operating leases as of March 31, 2024. The Company recorded operating lease expenses of $100,362 and $77,852 for the three months ended March 31, 2024 and 2023, respectively.

The Company has operating leases with future commitments as follows:

Amount
2024 (remainder of year)	$195,934
2025	153,096
2026	60,862
Total	$409,892

The following table summarizes supplemental information about the Company’s leases:

Weighted-average remaining lease term	2.2 years
Weighted-average discount rate	4.49%

Employees

The Company agreed to pay $360,000 per year and $200,000 of targeted annual incentives to the Chief Executive Officer based on his employment agreement since July 1, 2020, of which currently 50% is paid in cash and 50% is accrued. The total outstanding accrued compensation as of March 31, 2024 and December 31, 2023 was $2,365,500.

The Company agreed to pay $360,000 per year and $200,000 of targeted annual incentives to the Chairman of the Board based on his employment agreement since July 1, 2020, of which currently 50% is paid in cash and 50% is accrued. The total outstanding accrued compensation as of March 31, 2024 and December 31, 2023 was $2,440,500 and $2,350,500, respectively.

The Company agreed to pay $228,000 per year to the Chief Finance Officer based on his employment agreement effective as of January 2, 2024. There was no outstanding accrued compensation as of March 31, 2024.

The Company agreed to pay $210,000 per year to the Chief Accounting Officer based on her employment agreement effective as of January 2, 2024. There was no outstanding accrued compensation as of March 31, 2024.

The Company agreed to pay $156,000 per year to the previous Chief Financial Officer based on his amended employment agreement executed on May 15, 2021. The total outstanding accrued compensation as of March 31, 2024 and December 31, 2023 was $17,057.

The Company entered into a management agreement effective May 31, 2021 for compensation to the principals of Nova in the form of an annual base salaries of $372,000 to one of the three doctors, $450,000 to the second, and $372,000 to the third doctor. Collectively, as a group, such principals will receive an annual cash bonus and stock equity set forth below, which will be conditioned upon the Company achieving 100% of the annual objectives of financial performance goals as set forth below.

Year	Minimum Annual Nova EBITDA	Cash Annual Bonus	Series J Preferred Stock
2021	$2.0M	$120,000	120,000 Shares
2022	$2.4M	$150,000	135,000 Shares
2023	$3.7M	$210,000	150,000 Shares
2024	$5.5M	$300,000	180,000 Shares
2025	$8.0M	$420,000	210,000 Shares